Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company and Subsidiaries

Details of the Company and its subsidiaries after reorganization are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Luda Technology Group Limited (“Luda Cayman”)	October 21, 2021	Cayman Islands	Parent	Investment holding
Luda Investment Holding Limited (“Luda BVI”)	October 25, 2021	British Virgin Islands	100%	Investment holding
Luda Development Limited (“Luda HK”)	February 20, 2004	Hong Kong	100%	Trading of steel pipes, valves, and other steel tubing products
Luda (Taian) Industrial Company (“Luda PRC”)	April 4, 2005	The PRC	100%	Manufacture and sale of stainless steel and carbon steel flanges and fittings products